Note 9 - Payroll and Related Benefits - Payroll and Related Benefits Income Statement Presentation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cost of sales	R$ 1,814.7	R$ 1,714.8	R$ 1,912.3
Distribution expenses	987.7	791.5	780.8
Sales and marketing expenses	1,239.0	1,096.8	989.8
Administrative expenses	1,085.4	1,470.1	970.3
Net finance cost	103.0	42.9	95.9
Exceptional item	45.0	6.9	(2.9)
Total	R$ 5,274.8	R$ 5,123.0	R$ 4,746.2